Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2011
Share-based payment arrangements
Assumptions used in valuation of warrants and options

	2011 grant	2010 grant	2009 grant
Expected volatility	26%	30%	41%
Dividend yield	2.44%	2.35%	2.34%
Expected term	6 years	6 years	6 years
Risk-free interest rate	1.59%	1.20%	1.93%

Summary of activity, warrants and options

	Number of instruments	Number of shares(1)	Weighted- average exercise price (in Swiss francs)(2)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in millions of Swiss francs)(3)
Outstanding at January 1, 2011	128,114,150	25,622,830	25.00
Granted	46,316,078	9,263,216	25.50
Exercised(4)	(7,282,500)	(1,456,500)	15.30
Forfeited	(1,539,374)	(307,875)	25.33

Outstanding at December 31, 2011	165,608,354	33,121,671	25.56	3.6	1.9

Vested and expected to vest at December 31, 2011	154,455,269	30,891,054	25.74	3.5	1.9
Exercisable at December 31, 2011	65,225,668	13,045,134	29.23	2.0	1.9
(1)
Information presented reflects the number of shares of ABB Ltd that can be received upon exercise, as warrants and options have a conversion ratio of 5:1.

(2)
Information presented reflects the exercise price per share of ABB Ltd.

(3)
Computed using the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange and the exercise price per share of ABB Ltd.

(4)
The cash received upon exercise amounted to $26 million. The shares were issued out of contingent capital.

Summary of warrants and options, by exercise price

Presented below is a summary, by launch, related to instruments outstanding at December 31, 2011:

Exercise price (in Swiss francs)(1)	Number of instruments	Number of shares(2)	Weighted-average remaining contractual term (in years)
15.30	4,085,000	817,000	0.1
26.00	26,475,740	5,295,148	1.4
36.40	27,806,410	5,561,282	2.4
19.00	23,045,500	4,609,100	3.4
22.50	38,283,500	7,656,700	4.4
25.50	45,912,204	9,182,441	5.4

Total number of instruments and shares	165,608,354	33,121,671	3.6

(1)
Information presented reflects the exercise price per share of ABB Ltd.

(2)
Information presented reflects the number of shares of ABB Ltd that can be received upon exercise.

Summary of activity, WARs

Number of WARs
Outstanding at January 1, 2011	58,401,395
Granted	10,453,300
Exercised	(6,781,355)
Forfeited	(735,000)

Outstanding at December 31, 2011	61,338,340

Exercisable at December 31, 2011	22,405,040

Assumptions used for ESAP fair value calculation

	2011 grant	2010 grant	2009 grant
Expected volatility	33%	27%	35%
Dividend yield	3.13%	2.49%	2.07%
Expected term	1 year	1 year	1 year
Risk-free interest rate	0%	0.26%	0.37%

Summary of activity, ESAP

	Number of shares(1)	Weighted-average exercise price (in Swiss francs)(2)	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in millions of Swiss francs)(2)(3)
Outstanding at January 1, 2011	4,140,440	20.46
Granted	4,904,690	15.98
Forfeited	(205,600)	20.35
Exercised(4)	(20,366)	20.46
Not exercised (savings returned plus interest)	(3,919,624)	20.46

Outstanding at December 31, 2011	4,899,540	15.98	0.8	8.3

Vested and expected to vest at December 31, 2011	4,693,788	15.98	0.8	8.0
Exercisable at December 31, 2011	—	—	—	—
(1)
Includes shares represented by ADS.

(2)
Information presented for ADS is based on equivalent Swiss franc denominated awards.

(3)
Computed using the closing price, in Swiss francs, of ABB Ltd shares on the SIX Swiss Exchange and the exercise price of each option in Swiss francs.

(4)
The cash received upon exercise and the corresponding tax benefit were not significant. The shares were issued out of treasury shares.

Summary of launches, LTIP outstanding

Launch year	Evaluation Period	Reference price (Swiss francs)(1)
2009	March 15, 2009, to March 15, 2012	14.16
2010	March 15, 2010, to March 15, 2013	21.63
2011	March 15, 2011, to March 15, 2014	22.25
(1)
For the purpose of comparison with the peers, the reference price is calculated as the average of the closing prices of the ABB Ltd share on the SIX Swiss Exchange over the 20 trading days preceding March 15 of the respective launch year.

Summary of activity, LTIP

	Number of shares
	Equity & Cash or choice of 100% Equity Settlement(1)	Only Cash Settlement(2)	Total	Weighted-average grant-date fair value per share (Swiss francs)
Nonvested at January 1, 2011	2,337,021	228,913	2,565,934	16.17
Granted	487,814	300,986	788,800	17.91
Vested	(169,260)	—	(169,260)	28.34
Expired(3)	(698,392)	(13,714)	(712,106)	25.51
Forfeited	(103,362)	(19,157)	(122,519)	12.37

Nonvested at December 31, 2011	1,853,821	497,028	2,350,849	13.25

(1)
Shares that, subject to vesting, the Eligible Participant can elect to receive 100 percent in the form of shares.

(2)
Shares that, subject to vesting, the Eligible Participant can only receive in cash.

(3)
Expired as the criteria for the Company's Performance condition were not satisfied.

Assumptions used for equity-settled awards under LTIP

	LTIP 2011 Launch		LTIP 2010 Launch		LTIP 2009 Launch
Equity-Settled Awards at grant dates of	From	To	From	To	From	To
Input ranges for:
—Option implied volatilities (%)	10.4	41.8	19.5	53.5	5.6	51.5
—Risk-free rates (%)	2.1	4.4	1.9	4.3	2.2	4.1
—Equity betas	0.83	1.30	0.83	1.31	0.81	1.29
—Equity risk premiums (%)	5.0	7.0	6.0	8.0	6.0	8.0

Assumptions used for cash-settled awards under LTIP

	December 31,
	2011		2010
Cash-Settled Awards at	From	To	From	To
Input ranges for:
—Option implied volatilities (%)	16.6	49.8	12.5	46.4
—Risk-free rates (%)	1.0	3.7	1.8	4.4
—Equity betas	0.86	1.26	0.84	1.30
—Equity risk premiums (%)	5.0	7.0	6.0	8.0